Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income Per Share

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(659,110)	$(507,109)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,953,989	229,000,001
Loss per share
-Basic and diluted	$(0.0029)	$(0.0022)